Reclassifications from Accumulated Other Comprehensive Income - Amounts Reclassified from AOCI (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended				9 Months Ended
	Sep. 30, 2013		Sep. 30, 2012		Sep. 30, 2013		Sep. 30, 2012
Reclassifications from Accumulated Other Comprehensive Income [Line Items]
Other income (expense), net	$ 501		$ 0		$ (1,622)		$ 0
Net sales	(723,062)		(714,167)		(2,309,485)		(2,340,816)
Cost of sales	645,170		643,578		2,017,667		2,076,156
Pension cost amortization	342		274		1,018		805
Available-for-sale investment | Reclassifications from Accumulated Other Comprehensive Income
Reclassifications from Accumulated Other Comprehensive Income [Line Items]
Other income (expense), net	0		0		(561)		0
Accumulated net gain (loss) from designated or qualifying cash flow hedges | Currency hedge portfolio | Reclassifications from Accumulated Other Comprehensive Income
Reclassifications from Accumulated Other Comprehensive Income [Line Items]
Net sales	6,114		753		21,328		(3,628)
Accumulated net gain (loss) from designated or qualifying cash flow hedges | Bunker fuel forward contracts | Reclassifications from Accumulated Other Comprehensive Income
Reclassifications from Accumulated Other Comprehensive Income [Line Items]
Cost of sales	(2,277)		(3,822)		(7,267)		(13,475)
Prior service cost and recognized actuarial loss amortization related to pensions | Reclassifications from Accumulated Other Comprehensive Income
Reclassifications from Accumulated Other Comprehensive Income [Line Items]
Pension cost amortization	$ (342)	[1]	$ (274)	[1]	$ (1,018)	[1]	$ (805)	[1]

[1]	These accumulated other comprehensive income components are included in the computation of net periodic pension cost. See Note 9 for further details.